Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019					$ 20,972
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2019					148
Balance at beginning of period at Oct. 31, 2019		$ 2,825	$ 13,591	$ 125	21,120				$ 993	$ 113	$ (363)	$ 16	$ 45	$ 77	$ 186
Net income attributable to equity shareholders	$ 1,605				1,605
Net income (loss) attributable to non-controlling interests	(1)														(1)
Net gains (losses) on equity securities designated at FVOCI													(2)
Net change in securities measured at FVOCI														81
Net change in foreign currency translation adjustments									882
Net change in cash flow hedges	196									196
Net change in post-employment defined benefit plans	143										143
Net change attributable to changes in credit risk	15											15
Dividends and distributions						$ (61)	$ (1,290)								(11)
Premium on purchase of common shares for cancellation					(166)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(31)
Issue of equity			201
Compensation expense arising from equity-settled share-based awards				7
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					31
Purchase of common shares for cancellation, Amount			(68)
Exercise of stock options and settlement of other equity-settled share-based awards				(11)
Treasury shares			(2)
Other				(2)	(1)										10
Balance at end of period at Apr. 30, 2020	40,253	2,825	13,722	119	21,238			$ 2,165	1,875	309	(220)	31	12	158	184
Balance at beginning of period (Previously stated [member]) at Jan. 31, 2020					21,543
Balance at beginning of period (Impact of adopting IFRS [member]) at Jan. 31, 2020					21
Balance at beginning of period at Jan. 31, 2020		2,825	13,669	123	21,564				1,070	116	(468)	(6)	52	115	191
Net income attributable to equity shareholders	400				400
Net income (loss) attributable to non-controlling interests	(8)														(8)
Net gains (losses) on equity securities designated at FVOCI													(38)
Net change in securities measured at FVOCI														43
Net change in foreign currency translation adjustments									805
Net change in cash flow hedges	193									193
Net change in post-employment defined benefit plans	248										248
Net change attributable to changes in credit risk	37											37
Dividends and distributions						(30)	(649)								(9)
Premium on purchase of common shares for cancellation					(47)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(2)
Issue of equity			78
Compensation expense arising from equity-settled share-based awards				4
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					2
Purchase of common shares for cancellation, Amount			(22)
Exercise of stock options and settlement of other equity-settled share-based awards				(7)
Treasury shares			(3)
Other				(1)	(2)										10
Balance at end of period at Apr. 30, 2020	40,253	2,825	13,722	119	21,238			2,165	1,875	309	(220)	31	12	158	184
Balance at beginning of period at Oct. 31, 2020	41,335	3,575	13,908	117	22,119				1,173	274	(283)	(40)	2	309	181
Net income attributable to equity shareholders	1,621				1,621
Net income (loss) attributable to non-controlling interests	4														4
Net gains (losses) on equity securities designated at FVOCI													24
Net change in securities measured at FVOCI														30
Net change in foreign currency translation adjustments									(619)
Net change in cash flow hedges	(24)									(24)
Net change in post-employment defined benefit plans	199										199
Net change attributable to changes in credit risk	(35)											(35)
Dividends and distributions						(30)	(653)								0
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(3)
Issue of equity			99
Compensation expense arising from equity-settled share-based awards				6
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					3
Exercise of stock options and settlement of other equity-settled share-based awards				(5)
Treasury shares			(16)
Other				1											(8)
Balance at end of period at Jan. 31, 2021	41,929	3,575	13,991	119	23,060			1,007	554	250	(84)	(75)	23	339	177
Balance at beginning of period at Oct. 31, 2020	41,335	3,575	13,908	117	22,119				1,173	274	(283)	(40)	2	309	181
Net income attributable to equity shareholders	3,268				3,268
Net income (loss) attributable to non-controlling interests	8														8
Net gains (losses) on equity securities designated at FVOCI													45
Net change in securities measured at FVOCI														(58)
Net change in foreign currency translation adjustments									(1,214)
Net change in cash flow hedges	(32)									(32)
Net change in post-employment defined benefit plans	526										526
Net change attributable to changes in credit risk	(15)											(15)
Dividends and distributions						(81)	(1,308)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(4)
Issue of equity			235
Compensation expense arising from equity-settled share-based awards				14
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					4
Exercise of stock options and settlement of other equity-settled share-based awards				(23)
Treasury shares			(13)
Other				11	1										(17)
Balance at end of period at Apr. 30, 2021	42,680	3,575	14,130	119	24,003			683	(41)	242	243	(55)	43	251	170
Balance at beginning of period at Jan. 31, 2021	41,929	3,575	13,991	119	23,060			1,007	554	250	(84)	(75)	23	339	177
Net income attributable to equity shareholders	1,647				1,647
Net income (loss) attributable to non-controlling interests	4														4
Net gains (losses) on equity securities designated at FVOCI													21
Net change in securities measured at FVOCI														(88)
Net change in foreign currency translation adjustments									(595)
Net change in cash flow hedges	(8)									(8)
Net change in post-employment defined benefit plans	327										327
Net change attributable to changes in credit risk	20											20
Dividends and distributions						$ (51)	$ (655)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(1)
Issue of equity			136
Compensation expense arising from equity-settled share-based awards				8
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					1
Exercise of stock options and settlement of other equity-settled share-based awards				(18)
Treasury shares			3
Other				10	1										(9)
Balance at end of period at Apr. 30, 2021	$ 42,680	$ 3,575	$ 14,130	$ 119	$ 24,003			$ 683	$ (41)	$ 242	$ 243	$ (55)	$ 43	$ 251	$ 170